UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP[1]
Address: 29 Commonwealth Avenue, 10th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy NikitinBoston, MAAugust 13, 2010
----------------------------- --------------------- -------------------------
   [Signature][City, State][Date]

[1] Prior to February 1, 2010, Weiss Asset Management LP was structured as a limited liability company named Weiss Capital LLC, and reported holdings of one private investment company (the "Company"), for which it served as investment manager. On February 1, 2010, Weiss Capital LLC converted to limited partnership form, changed its name to Weiss Asset Management LP, and was also appointment as the investment manager to an additional entity, a private investment partnership (the "Partnership"). Since February 1, 2010, Weiss Asset Management LP has served as the investment manager to both the Company and the Partnership, and therefore, the holdings on this Schedule 13F include the securities beneficially owned by the Company and the Partnership. The holdings of the Partnership previously were reported by BIP GP LLC (f/k/a Weiss Asset Management LLC), which is the general partner of the Partnership.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total: $ 287,450
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279     Andrew Weiss
2   028-12910     BIP GP LLC

COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6       COLUMN 7 COLUMN 8
                                                    AMOUNT AND TYPE OF                                         VOTING AUTHORITY
                                                    SECURITY
                                                    VALUE    SHR OR                    INVESTMENT     OTHER
NAME OF ISSUER             TITLE OF CLASS CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE      SHARED NONE
AU OPTRONICS CORP          SPONSORED ADR  002255107    5,462   615,098 SH              SHARED-DEFINED        1   615,098           0
ADVANCED SEMICONDUCTOR     SPONSORED ADR  00756M404    2,508   641,558 SH              SHARED-DEFINED        1   641,558           0
ENGR
ASIA TIGERS FD INC         COM            04516T105      408    22,005 SH              SHARED-DEFINED        1    22,005           0
BANK NOVA SCOTIA HALIFAX   COM            064149107      788    17,100 SH              SHARED-DEFINED        1    17,100           0
BARCLAYS BK PLC            IPMS INDIA ETN 06739F291    1,377    21,508 SH              SHARED-DEFINED        1    21,508           0
BARCLAYS BANK PLC          ETN            06739H255    2,112    58,168 SH              SHARED-DEFINED        1    58,168           0
                           DJUBSPLATM38
CARE INVESTMENT TRUST INC  COM            141657106    4,123   475,008 SH              SHARED-DEFINED        1   475,008           0
CHUNGHWA TELECOM CO LTD    SPON ADR NEW10 17133Q106    4,868   247,207 SH              SHARED-DEFINED        1   247,207           0
DWS RREEF REAL ESTATE FD   COM            233384106       11   117,787 SH              SHARED-DEFINED        1   117,787           0
INC
DWS RREEF REAL ESTATE FD   COM            23338X102       51   358,357 SH              SHARED-DEFINED        1   358,357           0
II
DWS ENHANCED COMMDTY       COM            23338Y100    4,249   515,664 SH              SHARED-DEFINED        1   515,664           0
STRTGY
ESSEX RENT CORP            COM            297187106      171    28,966 SH              SHARED-DEFINED        1    28,966           0
4 KIDS ENTMT INC           COM            350865101       72    96,300 SH              SHARED-DEFINED        1    96,300           0
ISHARES INC                MSCI THAILAND  464286624    9,191   199,498 SH              SHARED-DEFINED        1   199,498           0
ISHARES INC                MSCI BRIC INDX 464286657    5,053   123,312 SH              SHARED-DEFINED        1   123,312           0
ISHARES INC                MSCI PAC J IDX 464286665   17,124   479,134 SH              SHARED-DEFINED        1   479,134           0
ISHARES INC                MSCI SINGAPORE 464286673    5,357   476,588 SH              SHARED-DEFINED        1   476,588           0
ISHARES INC                MSCI TAIWAN    464286731   51,981 4,641,148 SH              SHARED-DEFINED        1 4,641,148           0
ISHARES INC                MSCI S KOREA   464286772   98,576 2,204,797 SH              SHARED-DEFINED        1 2,204,797           0
ISHARES INC                MSCI STH AFRCA 464286780   11,792   223,965 SH              SHARED-DEFINED        1   223,965           0
ISHARES INC                MSCI GERMAN    464286806      233    12,459 SH              SHARED-DEFINED        1    12,459           0
ISHARES INC                MSCI MALAYSIA  464286830    3,694   322,928 SH              SHARED-DEFINED        1   322,928           0
ISHARES TR INDEX           MSCI EMERG MKT 464287234   14,928   400,000 SH              SHARED-DEFINED        1   400,000           0
ISHARES TR                 HIGH YLD CORP  464288513    6,528    76,886 SH              SHARED-DEFINED        1    76,886           0
ISHARES S&P GSCI COMMODITY UNIT BEN INT   46428R107    4,485   161,392 SH              SHARED-DEFINED        1   161,392           0
I
MARKET VECTORS ETF TR      BRAZL SMCP ETF 57060U613    2,196    50,350 SH              SHARED-DEFINED        1    50,350           0
MARKET VECTORS ETF TR      INDONESIA ETF  57060U753    3,174    44,244 SH              SHARED-DEFINED        1    44,244           0
MIDDLEBROOK PHARMACEUTICAL COM            596087106      396 3,568,770 SH              SHARED-DEFINED        1 3,568,770           0
I
MONTGOMERY STR INCOME SECS COM            614115103    1,078    68,700 SH              SHARED-DEFINED        1    68,700           0
I
MYRIAD PHARMACEUTICALS INC COM            62856H107       58    15,499 SH              SHARED-DEFINED        1    15,499           0
NEUBERGER BERMAN INCOME    COM SHS        64126L108    1,524   212,606 SH              SHARED-DEFINED        1   212,606           0
OPP
NEUBERGER BERMAN RE ES SEC COM            64190A103    2,765   827,770 SH              SHARED-DEFINED        1   827,770           0
F
NFJ DIVID INT & PREM       COM SHS        65337H109      271    19,600 SH              SHARED-DEFINED        1    19,600           0
STRTGY
PENN WEST ENERGY TR        TR UNIT        707885109    1,723    90,300 SH              SHARED-DEFINED        1    90,300           0
POWERSHARES INDIA ETF TR   INDIA PORT     73935L100    1,031    46,055 SH              SHARED-DEFINED        1    46,055           0
SILICONWARE PRECISION INDS SPONSD ADR SPL 827084864    2,703   505,200 SH              SHARED-DEFINED        1   505,200           0
L
SUNAMERICA FOCUSE ALPHA LC COM            867038101      424    34,356 SH              SHARED-DEFINED        1    34,356           0
F
UBS AG JERSEY BRH          LONG PLATN     902641786      504    27,800 SH              SHARED-DEFINED        1    27,800           0
                           ETN18
VANGUARD INTL EQUITY INDEX EMR MKT ETF    922042858   10,700   281,644 SH              SHARED-DEFINED        1   281,644           0
F
QIAO XING MOBILE COMM CO   SHS            G73031109    3,780 1,453,904 SH              SHARED-DEFINED        1 1,453,904           0
LTD